SCHEDULES OF CONCENTRATION OF RISK (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.10%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.60%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.30%